Derivative and Hedging Instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Derivative and Hedging Instruments
Note 5 Derivative and Hedging Instruments
Derivatives are financial contracts, the value of which is derived from a variety of factors described in note
5
(a). The Company uses derivatives including swaps, forward and futures agreements, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, commodity prices and equity market prices, and to replicate exposure to different types of investments.
Swaps are contractual agreements between the Company and a third-party to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.
Forward and futures agreements are contractual obligations to buy or sell a financial instrument, foreign currency or other underlying commodity on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.
Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.
See variable annuity dynamic hedging strategy in note 9 (a) for an explanation of the Company’s dynamic hedging strategy for its variable annuity product guarantees.
(a) Fair value of derivatives
The pricing models used to value derivatives are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign exchange rates, financial indices, commodity prices or indices, credit spreads, default risk (including the counterparties to the contract), and market volatility. The significant inputs to the pricing models for most derivatives are inputs that are observable or can be corroborated by observable market data and are classified as Level 2. Inputs that are observable generally include interest rates, foreign exchange rates and interest rate curves. However, certain derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data and these derivatives are classified as Level 3. Inputs that are unobservable generally include broker quoted prices, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These non-market observable inputs may involve significant management judgment or estimation. Even though non-market observable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all derivatives after considering the effects of netting agreements and collateral arrangements.
The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2023			2022
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$184,309	$2,627	$3,044	$–	$–	$–
	Foreign currency swaps	9,055	78	1,518	48	5	–
	Forward contracts	23,461	165	2,672	–	–	–
Cash flow hedges	Interest rate swaps	8,372	20	48	–	–	–
	Foreign currency swaps	1,150	35	181	1,155	40	203
	Forward contracts	–	–	–	–	–	–
	Equity contracts	240	3	–	173	3	–
Net investment hedges	Forward contracts	654	–	16	626	–	28
Total derivatives in qualifying hedge accounting relationships		227,241	2,928	7,479	2,002	48	231
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	103,806	2,361	3,098	268,081	5,751	7,557
	Interest rate futures	9,449	–	–	11,772	–	–
	Interest rate options	5,841	33	–	6,090	98	–
	Foreign currency swaps	33,148	1,873	398	39,667	2,029	1,579
	Currency rate futures	2,581	–	–	2,319	–	–
	Forward contracts	34,080	769	597	45,124	295	4,697
	Equity contracts	19,760	579	115	16,930	363	225
	Credit default swaps	131	3	–	159	4	–
	Equity futures	4,040	–	–	3,813	–	–
Total derivatives not designated in qualifying hedge accounting relationships		212,836	5,618	4,208	393,955	8,540	14,058
Total derivatives		$440,077	$8,546	$11,687	$395,957	$8,588	$14,289
The total notional amount above includes $
79
billion (December 31, 2022 – $
211
billion) of derivative instruments which reference rates that are impacted under the interest rate benchmark reform, with a significant majority to CDOR. USD LIBOR was decommissioned on June 30, 2023. Exposures indexed to CDOR represent derivatives with a maturity date beyond June 28, 2024. Upon adoption of IFRS 9, the Company designated additional existing derivatives in hedge accounting relationships. The exposure in the Company’s hedge accounting programs is primarily to the CDOR benchmark. Compared to the overall risk exposure, the effect of interest rate benchmark reform on existing accounting hedges is not significant. The Company continues to apply high probability and high effectiveness expectation assumptions for cash flows and there would be no automatic de-designation of qualifying hedge relationships due to the impact from interest rate benchmark reform.
The following table presents the fair values of the derivative instruments by the remaining term to maturity. Fair values disclosed below do not incorporate the impact of master netting agreements (refer to note 9 (g)).

	Remaining term to maturity
As at December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,189	$603	$573	$6,181	$8,546
Derivative liabilities	1,561	1,982	717	7,427	11,687

	Remaining term to maturity
As at December 31, 2022	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$580	$556	$556	$6,896	$8,588
Derivative liabilities	2,656	1,956	1,146	8,531	14,289

The following table presents gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit equivalent amount and capital requirement by contract type.

	Remaining term to maturity (notional amounts)				Fair value				Capital requirement (2)
As at December 31, 2023	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount (1)
Interest rate contracts
OTC swap contracts	$4,645	$20,923	$106,445	$132,013	$5,295	$(6,850)	$(1,555)	$300	$7
Cleared swap contracts	4,634	33,082	126,758	164,474	220	(180)	40	–	–
Forward contracts	17,809	16,182	–	33,991	771	(2,986)	(2,215)	–	–
Futures	9,449	–	–	9,449	–	–	–	–	–
Options purchased	795	1,362	3,684	5,841	33	–	33	8	–
Subtotal	37,332	71,549	236,887	345,768	6,319	(10,016)	(3,697)	308	7
Foreign exchange
Swap contracts	2,110	11,782	29,461	43,353	1,978	(2,179)	(201)	1,087	19
Forward contracts	24,204	–	–	24,204	163	(299)	(136)	19	–
Futures	2,581	–	–	2,581	–	–	–	–	–
Subtotal	28,895	11,782	29,461	70,138	2,141	(2,478)	(337)	1,106	19
Credit derivatives	14	117	–	131	4	–	4	–	–
Equity contracts
Swap contracts	1,452	723	–	2,175	18	(78)	(60)	32	–
Futures	4,040	–	–	4,040	–	–	–	–	–
Options purchased	14,830	2,995	–	17,825	562	(28)	534	215	2
Subtotal	20,336	3,835	–	24,171	584	(106)	478	247	2
Subtotal including accrued interest	86,563	87,166	266,348	440,077	9,044	(12,600)	(3,556)	1,661	28
Less accrued interest	–	–	–	–	498	(913)	(415)	–	–
Total	$86,563	$87,166	$266,348	$440,077	$8,546	$(11,687)	$(3,141)	$1,661	$28

	Remaining term to maturity (notional amounts)				Fair value				Capital requirement (2)
As at December 31, 2022	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount (1)
Interest rate contracts
OTC swap contracts	$8,817	$19,253	$98,380	$126,450	$5,992	$(8,135)	$(2,143)	$419	$9
Cleared swap contracts	2,494	16,823	122,314	141,631	254	(219)	35	–	–
Forward contracts	14,290	13,926	198	28,414	70	(4,468)	(4,398)	8	–
Futures	11,772	–	–	11,772	–	–	–	–	–
Options purchased	1,199	1,069	3,822	6,090	98	–	98	64	4
Subtotal	38,572	51,071	224,714	314,357	6,414	(12,822)	(6,408)	491	13
Foreign exchange
Swap contracts	2,026	10,475	28,369	40,870	2,067	(1,846)	221	1,166	23
Forward contracts	17,336	–	–	17,336	226	(258)	(32)	89	–
Futures	2,319	–	–	2,319	–	–	–	–	–
Subtotal	21,681	10,475	28,369	60,525	2,293	(2,104)	189	1,255	23
Credit derivatives	15	144	–	159	4	–	4	–	–
Equity contracts
Swap contracts	547	396	–	943	26	(7)	19	24	–
Futures	3,813	–	–	3,813	–	–	–	–	–
Options purchased	12,634	3,526	–	16,160	335	(218)	117	232	2
Subtotal	17,009	4,066	–	21,075	365	(225)	140	256	2
Subtotal including accrued interest	77,262	65,612	253,083	395,957	9,072	(15,151)	(6,079)	2,002	38
Less accrued interest	–	–	–	–	484	(862)	(378)	–	–
Total	$77,262	$65,612	$253,083	$395,957	$8,588	$(14,289)	$(5,701)	$2,002	$38

(1)
Credit equivalent amount is the sum of replacement cost and the potential future credit exposure less any collateral held. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by the Office of the Superintendent of Financial Institutions (“OSFI”).

(2)	Capital requirement represents the credit equivalent amount, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.
The total notional amount of $440 billion (2022 – $396 billion) includes $82 billion (2022 – $77 billion) related to derivatives utilized in the Company’s variable annuity guarantee dynamic hedging. Due to the Company’s variable annuity hedging practices, many trades are in offsetting positions, resulting in materially lower net fair value exposure for the Company than what the gross notional amount would suggest.
The following table presents the average rate of the hedging instruments in hedge relationships that do not frequently reset:

As at December 31, 2023			Remaining term to maturity (notional amounts)				Fair value
Hedged item	Hedging instrument	Average rate	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net

Inflation risk
Inflation linked insurance liabilities	Interest rate swaps	CPI rate: 290.13	$87	$459	$7,826	$8,372	$20	$(48)	$(28)
Foreign exchange risk
Fixed rate liabilities	Foreign currency swaps	SGD/CAD: 0.93503	500	–	–	500	35	–	35
Foreign exchange and interest rate risk
Floating rate foreign currency liabilities	Foreign currency swaps	CAD/USD: 0.86655	–	–	650	650	–	(181)	(181)
Debt securities at fair value through OCI	Foreign currency swaps	CAD/USD: 1.22914	–	46	–	46	5	–	5
Equity risk
Stock-based compensation	Equity contracts	MFC price: $26.28	11	229	–	240	3	–	3
Total			$598	$734	$8,476	$9,808	$63	$(229)	$(166)

As at December 31, 2022			Remaining term to maturity (notional amounts)				Fair value
Hedged item	Hedging instrument	Average rate	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net
Foreign exchange risk
Fixed rate liabilities	Foreign currency swaps	SGD/CAD: 0.93503	$–	$505	$–	$505	$40	$–	$40
Foreign exchange and interest rate risk
Floating rate foreign currency liabilities	Foreign currency swaps	CAD/USD: 0.86655	–	–	650	650	–	(203)	(203)
Debt securities at fair value through OCI	Foreign currency swaps	CAD/USD: 1.22914	–	48	–	48	5	–	5
Equity risk
Stock-based compensation	Equity contracts	MFC price: $25.39	9	164	–	173	3	–	3
Total			$9	$717	$650	$1,376	$48	$(203)	$(155)
Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2023	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$5,813	$–	$5,262	$551
Foreign exchange contracts	2,148	–	2,148	–
Equity contracts	582	–	572	10
Credit default swaps	3	–	3	–
Total derivative assets	$8,546	$–	$7,985	$561
Derivative liabilities
Interest rate contracts	$9,176	$–	$6,451	$2,725
Foreign exchange contracts	2,396	–	2,395	1
Equity contracts	115	–	114	1
Total derivative liabilities	$11,687	$–	$8,960	$2,727

As at December 31, 2022	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$5,919	$–	$5,766	$153
Foreign exchange contracts	2,299	–	2,298	1
Equity contracts	366	–	361	5
Credit default swaps	4	–	4	–
Total derivative assets	$8,588	$–	$8,429	$159
Derivative liabilities
Interest rate contracts	$12,025	$–	$8,689	$3,336
Foreign exchange contracts	2,039	–	2,037	2
Equity contracts	225	–	216	9
Total derivative liabilities	$14,289	$–	$10,942	$3,347
Movement in net derivatives measured at fair value using significant non-market observable inputs (Level 3) is presented in note
4
(g).
(b) Hedging relationships
The Company uses derivatives for economic hedging purposes. In certain circumstances, these derivatives meet the requirements of hedge accounting and designating them in qualifying hedge accounting relationships achieves the desired IFRS presentation. Risk management strategies eligible for hedge accounting are designated as fair value hedges, cash flow hedges or net investment hedges.
At the inception of a hedge accounting relationship, the Company documents the relationship between hedging instrument and hedged item, its risk management objective, and its strategy for undertaking the hedge. At hedge inception and on an ongoing basis, an assessment is performed and documented to demonstrate that the hedging relationship qualifies or continues to qualify for hedge accounting. In order to qualify for hedge accounting, there has to be an economic relationship between the hedging instrument and the hedged item, an assessment that the effect of credit risk does not dominate the economic relationship, and the hedge ratio between the hedging instrument and the hedged item will be based on the approach used by risk management, unless the hedge ratio used by risk management results in an imbalance that would create hedge ineffectiveness that is inconsistent with the purpose of hedge accounting.

•
The Company designates a specific risk component or a combination of risk components as the hedged risk, including benchmark interest rate, foreign exchange rate, equity price and consumer price index components. All these risk components are observable in the relevant market environment and the changes in fair value or variability in cash flows attributable to these risk components can be reliably measured for hedged items. The hedged risk is generally the most significant risk component of the overall changes in fair value or in cash flows. The Company acquires derivatives for economic hedging purposes with underlying characteristics that offset the hedged risk based on the risk management strategy.

•
The Company executes hedging derivatives with counterparties with high credit quality and monitors the creditworthiness of the counterparties to ensure they are expected to meet cash flow obligations on the hedging instruments as they come due, and that the probability of counterparty default is remote. Further, changes in the Company’s own credit risk are immaterial and have insignificant impact to the hedging relationships.

•
A hedge ratio is calculated as the ratio between the quantity of the hedged item that the Company hedges and the quantity of the hedging instrument the Company uses to hedge that quantity of hedged item.

¡
For group fair value hedges of interest rate risk of insurance liabilities and group fair value hedges of foreign exchange and interest rate risk of foreign currency denominated debt instruments, the Company constructs the hedge relationship by comparing interest rate sensitivities of the group of hedging derivatives and the group of hedged items in the same currency. Interest rate sensitivities are compared by estimating the change in the present value of cash flows of hedged items and of hedging derivatives from an instantaneous shock to interest rates, assuming no rebalancing actions are undertaken.

¡
For the rest of the Company’s hedge accounting relationships, the Company generally constructs the hedge relationships by comparing the notional amounts of the hedging derivatives with that of the hedged items.

Hedge ineffectiveness in various hedging relationships may still exist and potential sources of hedge ineffectiveness by risk category are summarized as below:

	Interest rate risk	Foreign currency risk	Equity risk	Consumer price index risk
Mismatches in some critical terms of hedging instrument and hedged item	✓	✓	✓	✓
Differences in valuation methodologies including discounting factor	✓	✓		✓
Changes in timing and amount of forecasted hedged items		✓		✓
Differences due to the use of non-zero fair value hedging instruments	✓	✓
Hedging relationships that frequently reset
The Company uses a portfolio of derivatives as a fair value hedge of foreign exchange rate and interest rate fluctuations of fixed rate debt instruments denominated in non-functional currencies, as well as interest rate fluctuations of guaranteed insurance liabilities. The risk management objective is to hedge these foreign exchange and interest rate fluctuations with a hedge horizon of three months. At the end of each hedge horizon, the hedging relationships mature; and new fair value hedging relationships are designated with a newly designated pool of hedging instruments and hedged items.
Fair value hedges
The Company uses interest rate swaps to manage its exposure to changes in the fair value of fixed rate financial instruments and guaranteed insurance liabilities due to changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both.
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in total investment result. These investment gains (losses) are shown in the following table.

For the year ended December 31, 2023	Change in value of the hedged item for ineffectiveness measurement	Change in value of the hedging instrument for ineffectiveness measurement	Ineffectiveness recognized in Total investment result	Carrying amount for hedged items (1)	Accumulated fair value adjustments on hedged items	Accumulated fair value adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities at FVOCI	$–	$–	$–	$–	$–	$241
Foreign currency and interest rate risk
Debt securities at FVOCI	742	(778)	(36)	9,191	576	(405)
Total assets	$742	$(778)	$(36)	$9,191	$576	$(164)
Liabilities
Interest rate risk
Insurance contract liabilities	$(53)	$185	$132	$29,133	$(2,658)	$2,642
Total liabilities	$(53)	$185	$132	$29,133	$(2,658)	$2,642

For the year ended December 31, 2022	Change in value of the hedged item for ineffectiveness measurement	Change in value of the hedging instrument for ineffectiveness measurement	Ineffectiveness recognized in Total investment result	Carrying amount for hedged items	Accumulated fair value adjustments on hedged items	Accumulated fair value adjustments on de-designated hedged items
Assets (2)
Interest rate risk
Debt securities at FVOCI	$–	$–	$–	$–	$–	$265
Foreign currency and interest rate risk
Debt securities at FVOCI	7	(5)	2	31	7	–
Total assets	$7	$(5)	$2	$31	$7	$265
Total liabilities	$–	$–	$–	$–	$–	$–

(1)
The carrying amounts for hedged items presented are related to hedged items in active hedging relationships as at the reporting date. Out of the $
9,191
related to assets, $
9,160
relates to new hedge relationships designated under IFRS 9 and accordingly
, no
 amounts
related to these new hedge relationships
are presented for the comparative period. Further, $
29,133
related to liabilities are new hedge relationships designated under IFRS 9 and accordingly
, no
 amounts
related to these new hedge relationships
are presented for the comparative period.

(2)	Represents hedge relationships previously designated under IAS 39.
Cash flow hedges
The Company uses interest rate swaps to hedge the variability in cash flows from variable rate financial instruments and from forecasted transactions. The Company also uses cross currency swaps and foreign currency forward contracts to hedge the variability from foreign currency financial instruments and foreign currency expenses. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

The effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Comprehensive Income are shown in the following table. The effective portion of the change in fair value of hedging instruments associated with the Consumer Price Index (“CPI”) cash flow hedge accounting program is presented in AOCI, in the same line as the hedged item – Insurance finance income (expenses). The accumulated other comprehensive income (loss) balances of $(149) as at December 31, 2023 (2022 – $(85)) are all related to continuing cash flow hedges, of which $(85) (December 31, 2022 – $nil) related to CPI cash flow hedges that were reported in AOCI – Insurance finance income (expense
s
). There is $nil balance in AOCI related to de-designated hedges as at December 31, 2023 and December 31, 2022, respectively.

For the year ended December 31, 2023	Hedged items in qualifying cash flow hedging relationships	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Interest rate risk
Treasury locks	Forecasted liability issuance	$(1)	$1	$1	$–	$–
Foreign exchange risk
Foreign currency swaps	Fixed rate liabilities	10	(10)	(10)	(8)	–
Interest and foreign exchange risk
Foreign currency swaps	Floating rate liabilities	(23)	23	23	16	–
Equity price risk
Equity contracts	Stock-based compensation	(40)	40	40	3	–
CPI risk
Interest rate swaps (1)	Inflation linked insurance liabilities	4	(4)	(4)	81	–
Total		$(50)	$50	$50	$92	$–

For the year ended December 31, 2022	Hedged items in qualifying cash flow hedging relationships	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Foreign exchange risk
Foreign currency swaps	Fixed rate assets	$1	$(1)	$(1)	$(1)	$–
	Fixed rate liabilities	(34)	34	34	35	–
Interest and foreign exchange risk
Foreign currency swaps	Floating rate liabilities	(175)	175	175	(49)	–
Equity price risk
Equity contracts	Stock-based compensation	(2)	2	2	6	–
Total		$(210)	$210	$210	$(9)	$–

(1)	Gains (losses) deferred in AOCI on derivatives are presented in AOCI under Insurance finance income (expense s ).
The Company anticipates that net losses of approximately $17 will be reclassified from AOCI to net income within the next 12 months. The maximum time frame for which variable cash flows are hedged is 13 years with exception to CPI hedge relationships where the maximum time frame for which variable cash flows are hedged is 29 years.
The table below details the balances in the Company’s cash flow hedge reserve.

As at December 31,	2023	2022
Balances in the cash flow hedge reserve for continuing hedges	$(149)	$(107)
Balances remaining in the cash flow hedge reserve on de-designated hedges	–	–
Total	$(149)	$(107)
Hedges of net investments in foreign operations
The Company uses non-functional currency denominated long-term debt (refer to note 10) and forward currency contracts to mitigate the foreign exchange translation risk of net investments in foreign operations.
The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Other Comprehensive Income are shown in the following table.

For the year ended December 31, 2023	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Non-functional currency denominated debt	$(195)	$195	$195	$–	$–
Forward currency contracts	(1)	1	1	–	–
Total	$(196)	$196	$196	$–	$–

For the year ended December 31, 2022	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Non-functional currency denominated debt	$458	$(458)	$(458)	$–	$–
Forward currency contracts	(14)	14	14	–	–
Total	$444	$(444)	$(444)	$–	$–
The table below details the balances in the Company’s net investment hedge reserve.

As at December 31,	2023	2022
Balances in the foreign currency translation reserve for continuing hedges	$59	$(137)
Balances remaining in the net investment hedge reserve on de-designated hedges	–	–
Total	$59	$(137)
Reconciliation of accumulated other comprehensive income (loss) related to cash flow hedges

For the year ended December 31, 2023	Accumulated other comprehensive income (loss), beginning of the year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of the year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Interest rate risk	$–	$1	$–	$1	$–	$–
Interest rate and foreign exchange risk	(114)	23	16	(107)	–	–
Foreign exchange translation risk	5	(10)	(8)	3	–	–
CPI risk	–	(4)	81	(85)	–	–
Equity price risk	2	40	3	39	–	–
Total	$(107)	$50	$92	$(149)	$–	$–

For the year ended December 31, 2022	Accumulated other comprehensive income (loss), beginning of the year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of the year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Interest rate risk	$–	$–	$–	$–	$–	$–
Interest rate and foreign exchange risk	(313)	175	(49)	(89)	–	–
Foreign exchange translation risk	3	33	34	2	–	–
CPI risk	–	–	–	–	–	–
Equity price risk	6	2	6	2	–	–
Total	$(304)	$210	$(9)	$(85)	$–	$–

Reconciliation of accumulated other comprehensive income (loss) related to net investment hedges

For the year ended December 31, 2023	Accumulated other comprehensive income (loss), beginning of the year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of the year	Reclassification adjustment related to de- designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Foreign exchange translation risk	$(137)	$196	$–	$59	$–	$–

For the year ended December 31, 2022	Accumulated other comprehensive income (loss), beginning of the year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of the year	Reclassification adjustment related to de- designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Foreign exchange translation risk	$307	$(444)	$–	$(137)	$–	$–
Cost of hedging
The Company has elected to apply IFRS 9’s cost of hedging guidance retrospectively for certain hedging relationships existing on January 1, 2023. The excluded components from hedging relationships related to forward elements and foreign currency basis spreads are presented in AOCI as cost of hedging. The following table provides details of the movement in the cost of hedging by hedged risk category.

For the year ended December 31, 2023
Foreign exchange risk
Balance, beginning of year	$(3)
Changes in fair value	5
Amount reclassified to profit or loss	2
Balance, end of year	$–
Foreign exchange and interest rate risk
Balance, beginning of year	$25
Changes in fair value	(8)
Amount reclassified to profit or loss	(1)
Balance, end of year	$18
(c) Derivatives not designated in qualifying hedge accounting relationships
The Company uses derivatives to economically hedge various financial risks, however, not all derivatives qualify for hedge accounting and in some cases, the Company has not elected to apply hedge accounting. As noted above, upon adoption of IFRS 9, the Company has prospectively designated additional existing derivatives in hedge accounting relationships. Below are the investment income impacts of derivatives not designated in qualifying hedge accounting relationships.
Investment income (loss) on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2023	2022
Interest rate swaps	$667	$(3,428)
Interest rate futures	57	(431)
Interest rate options	(13)	(258)
Foreign currency swaps	(4)	1,171
Currency rate futures	(22)	(103)
Forward contracts	612	(7,561)
Equity futures	(449)	794
Equity contracts	325	(818)
Total	$1,173	$(10,634)
(d) Embedded derivatives
Certain insurance contracts contain features that are classified as embedded derivatives and are measured separately at FVTPL, including reinsurance contracts related to guaranteed minimum income benefits and contracts containing certain credit and interest rate features.
Certain reinsurance contracts related to guaranteed minimum income benefits contain embedded derivatives requiring separate measurement at FVTPL as the financial component contained in the reinsurance contracts does not contain significant insurance risk. Claims recovered under reinsurance ceded contracts offset claims expenses and claims paid on the reinsurance assumed
. As at
December 31, 2023, reinsurance ceded guaranteed minimum income benefits had a fair value of $402 (2022 – $535) and reinsurance assumed guaranteed minimum income benefits had a fair value of $46 (2022 – $58).
The Company’s credit and interest rate embedded derivatives promise to pay the returns on a portfolio of assets to the contract holder. These embedded derivatives contain credit and interest rate risks that are financial risks embedded in the underlying insurance and investment contract. As at December 31, 2023, these embedded derivative liabilities had a fair value of
$487 (2022 – $395).
Other insurance contract features which are classified as embedded derivatives but are exempt from separate measurement at fair value include variable universal life and variable life products’ minimum guaranteed credited rates, no lapse guarantees, guaranteed annuitization options, CPI indexing of benefits, and segregated fund minimum guarantees other than reinsurance ceded/assumed guaranteed minimum income benefits. These embedded derivatives are measured and reported within insurance contract liabilities and are exempt from separate fair value measurement as they contain insurance risk and/or are closely related to the insurance host contract.